Document and Entity Information	7 Months Ended
May 31, 2013
Document And Entity Information
Entity Registrant Name	SIGMABROADBAND CO.
Entity Central Index Key	0001571384
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	May 31, 2013
Current Assets:
Cash and equivalents	$ 19,502
Total current assets	19,502
Total Assets	19,502
Current Liabilities
Accounts payable and accrued expenses	2,440
Loan payable - stockholder	613
Total current liabilities	3,053
Stockholders' Equity:
Preferred stock, no par value; 10,000,000 shares authorized, no shares issued and outstanding	0
Common stock, $0.0001 par value; 490,000,000 shares authorized, 24,576,000 and -0- shares issued and outstanding, respectively	2,458
Additional paid in capital	25,492
Subscription receivable	(1,000)
Deficit accumulated during development stage	(10,501)
Total Stockholders Equity	16,449
Total Liabilities & Stockholders Equity	$ 19,502

Balance Sheets (Parenthetical) (USD $)	May 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	490,000,000
Common Stock, Shares Issued	24,576,000
Common Stock, Shares Outstanding	0

Statements of Operations (USD $)	7 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2013
Income Statement [Abstract]
Sales, net	$ 0	$ 0
Gross income	0	0
Expenses:
Computer and internet	50	50
Professional fees	5,130	5,130
Other	5,321	5,321
Total Expenses	10,501	10,501
Net loss before other income and expenses	(10,501)	(10,501)
Other income and (expenses)
Interest expense	0	0
Provision for income taxes	0	0
Total Other Income and (Expenses)	0	0
Net loss	$ (10,501)	$ (10,501)
Basic and diluted loss per share	$ 0	$ 0
Basic and diluted weighted average number of shares outstanding	7,172,662	7,172,662

Shareholders Equity (USD $)	Common Stock	Preferred Class A	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit During Development Stage	Total
Beginning Balance, Value at Oct. 18, 2012	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Oct. 18, 2012	0	0
Issuance of common stock for cash, shares	24,576,000	0
Issuance of common stock for cash, value	2,458	0	21,492	0	0	23,950
Subscription receivable	0	0	0	(1,000)	0	(1,000)
Contribution to additional paid in capital	0	0	4,000	0		4,000
Net loss	0	0	0	0	(10,501)	(10,501)
Ending Balance, Value at May. 31, 2013	$ 2,458	$ 0	$ 25,492	$ (1,000)	$ (10,501)	$ 16,449
Ending Balance, Shares at May. 31, 2013	24,576,000	0

Statements of Cash Flows (USD $)	7 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2013
Cash flows from operating activities:
Net loss	$ (10,501)	$ (10,501)
Adjustments to reconcile net loss to net cash used by operating activities:
Accounts payable and accrued expenses	2,440	2,440
Net cash used by operating activities	(8,061)	(8,061)
Cash flows from financing activities:
Proceeds from issuance of common stock	26,950	26,950
Stockholder's loan	613	613
Net cash provided by financing activities	27,563	27,563
Net increase in cash	19,502	19,502
Cash at beginning of period	0
Cash at end of period	19,502	19,502
Cash paid during the period for:
Interest	0	0
Income taxes	$ 0	$ 0

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	7 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

SigmaBroadband Co. ("Sigma" or the "Company") was incorporated in Georgia in October 2012. The Company has been in the development stage since inception and has not generated any revenue to date. The Company is a full service, facilities-based broadband service provider, local exchange and inter-exchange carrier serving residential and commercial customers with a special focus on rural areas.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered or services are performed. Provision for sales returns are estimated based on the Company's historical return experience. Revenue is presented net of returns.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Segment Information

The Company follows Accounting Standards Codification ("ASC") 280, "Segment Reporting". The Company currently operates in a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Net Loss Per Common Share

Basic net (loss) income per common share is calculated using the weighted average common shares outstanding during each reporting period. Diluted net (loss) income per common share adjusts the weighted average common shares for the potential dilution that could occur if common stock equivalents (convertible debt and preferred stock, warrants, stock options and restricted stock shares and units) were exercised or converted into common stock. There were no common stock equivalents at May 31, 2013.

Income Taxes

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the deferred tax assets will not be realized. Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.

ASC 740, Income Taxes, requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation. ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value using an option pricing model. ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity. The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Recent Pronouncements

There are no recent accounting pronouncements that apply to the Company

Note 2. LOAN PAYABLE - STOCKHOLDER	7 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Note 2. LOAN PAYABLE - STOCKHOLDER	Note 2. LOAN PAYABLE – STOCKHOLDER During 2013 a stockholder and officer of the Company advanced the Company $613 to pay for certain expenses. The loan bears no interest and is payable on demand.

Note 3. STOCKHOLDERS EQUITY	7 Months Ended
May 31, 2013
Equity [Abstract]
Note 3. STOCKHOLDERS EQUITY

Note 3. STOCKHOLDERS' EQUITY

The Company has authorized 490,000,000 shares of common stock with a par value of $0.0001 per share. At May 31, 2013, 24,576,000 shares of common stock were issued and outstanding.

The Company has authorized 10,000,000 shares of preferred stock with no par value. No shares were issued or outstanding at May 31, 2013.

The Company issued 20,000,000 shares of common stock at par value, or $0.0001 to the founders of the Company. The shares were issued as follows:

Month Issued	Number of Shares
March 2013	14,000,000
April 2013	5,000,000
May 2013	1,000,000
Total	20,000,000

In February 2013, the Company issued 64,000 shares of common stock at $0.25 per share.

In February 2013, the Company issued 4,000 shares of common stock at $0.25 per share.

In April 2013, the Company issued 2,000,000 shares of common stock at $0.00015 per share.

In March 2013, the Company issued 500,000 shares of common stock at $0.0002 per share.

In March 2013, the Company issued 1,400,000 shares of common stock at $0.00025 per share.

In March 2013, the Company issued 4,000 shares of common stock at $0.50 per share.

In April 2013, the Company issued 500,000 shares of common stock at $0.0002 per share.

In May 2013, the Company issued 100,000 shares of common stock at $0.001 per share.

In May 2013, the Company issued 4,000 shares of common stock at $0.50 per share.

Note 4. COMMITMENTS AND CONTINGENCIES	7 Months Ended
May 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Note 4. COMMITMENTS AND CONTINGENCIES

Note 4. COMMITMENTS AND CONTINGENCIES

The Company currently leases its offices on a month to month basis from the Company's President and stockholder for $500 per month.

Rent expense for the eight months ended May 31, 2013 totaled $4,000 and was capitalized as additional paid-in capital.

Note 5. INCOME TAXES	7 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
Note 5. INCOME TAXES

Note 5. INCOME TAXES

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

Income tax provision at the federal
statutory rate	15%
Effect of operating losses	(15)%
0%

As of May 31, 2013, the Company has a net operating loss carryforward of approximately $11,000. This loss will be available to offset future taxable income. If not used, this carryforward will begin to expire in 2033. The deferred tax asset relating to the operating loss carryforward has been fully reserved at May 31, 2013. The principal difference between the operating loss for income tax purposes and reporting purposes is accrued officer's compensation.

Note 6. BASIS OF REPORTING	7 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Note 6. BASIS OF REPORTING

Note 6. BASIS OF REPORTING

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has experienced a loss from operations during its development stage asa result of its investment necessary to achieve its operating plan, which is long-range in nature. For the period from October 19, 2012 (inception) to May 31, 2013, the Company

The Company currently does not have sufficient cash to sustain itself for the next 12 months, and will require additional funding in order to execute its plan of operations and to continue as a going concern. To meet its cash needs, management expects to raise capital through a private placement offering. In the event that this funding does not materialize, certain stockholders have agreed, orally, to loan, on a non-interest bearing demand basis, sufficient funds to maintain the Company's operations for the next 12 months.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	7 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Organization

Organization

SigmaBroadband Co. ("Sigma" or the "Company") was incorporated in Georgia in October 2012. The Company has been in the development stage since inception and has not generated any revenue to date. The Company is a full service, facilities-based broadband service provider, local exchange and inter-exchange carrier serving residential and commercial customers with a special focus on rural areas.

Revenue Recognition

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered or services are performed. Provision for sales returns are estimated based on the Company's historical return experience. Revenue is presented net of returns.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Segment Information

Segment Information

The Company follows Accounting Standards Codification ("ASC") 280, "Segment Reporting". The Company currently operates in a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net (loss) income per common share is calculated using the weighted average common shares outstanding during each reporting period. Diluted net (loss) income per common share adjusts the weighted average common shares for the potential dilution that could occur if common stock equivalents (convertible debt and preferred stock, warrants, stock options and restricted stock shares and units) were exercised or converted into common stock. There were no common stock equivalents at May 31, 2013.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation. ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value using an option pricing model. ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity. The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Recent Pronouncements	Recent Pronouncements There are no recent accounting pronouncements that apply to the Company

Note 3. STOCKHOLDERS EQUITY (Tables)	7 Months Ended
May 31, 2013
Equity [Abstract]
Shares Issued Schedule
Month Issued	Number of Shares
March 2013	14,000,000
April 2013	5,000,000
May 2013	1,000,000
Total	20,000,000

Note 5. INCOME TAXES (Tables)	7 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
Income Tax Schedule
Income tax provision at the federal
statutory rate	15%
Effect of operating losses	(15)%
0%

Note 2. LOAN PAYABLE - STOCKHOLDER (Details Narrative) (USD $)	12 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Accounts Payable - Related Parties	$ 613

Note 3. STOCKHOLDERS EQUITY - Shares Issued Schedule (Details)	1 Months Ended			7 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	May 31, 2013
Equity [Abstract]
Number of Shares	1,000,000	5,000,000	14,000,000	20,000,000

Note 3. STOCKHOLDERS EQUITY (Details Narrative) (USD $)	1 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Feb. 28, 2013
Common Stock, Shares Authorized	490,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Issued	24,576,000
Preferred Stock, Shares Authorized	10,000,000
Shares Issued	20,000,000
Stock Issued During Period	100,000	2,000,000	500,000	64,000
Shares Issued, Price Per Share	$ 0.001	$ 0.00015	$ 0.0002	$ 0.25
custom:SharesIssued2Member
Stock Issued During Period	4,000	500,000	1,400,000	4,000
Shares Issued, Price Per Share	$ 0.5	$ 0.0002	$ 0.00025	$ 0.25
custom:SharesIssued3Member
Stock Issued During Period			4,000
Shares Issued, Price Per Share			$ 0.5

Note 4. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	7 Months Ended
May 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease Obligations	$ 500
Rental Expense	$ 4,000

Note 5. INCOME TAXES - Income Tax Schedule (Details)	7 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
Income tax provision at the federal statutory rate	15.00%
Effect of operating losses	(15.00%)
Income Taxes Provision	0.00%

Note 5. INCOME TAXES (Details Narrative) (USD $)	May 31, 2013
Schedule of Investments [Abstract]
Net Operating Loss Carryforward	$ 11,000